Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Oct. 01, 2016
Accrued expenses	$ 124,376	$ 121,876	$ 17,612
Consulting Agreement [Member] | RFI [Member]
Accrued expenses	141,883	141,883
Consulting Agreement [Member] | Minimum [Member]
Professional fee	50,000
Consulting Agreement [Member] | Maximum [Member]
Professional fee	500,000
Todd Davis [Member] | Convertible Notes Payable [Member]
Debt face amount				$ 1,157,500
Debt interest rate				8.00%
Common stock price per share				$ 0.026
Convertible note payable, related party	1,072,185	1,072,185
Accrued interest	$ 348,928	$ 327,484